Leases - Schedule of Undiscounted Future Minimum Rents Income Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
2021 (remaining)	$ 69,631
2021	202,023	$ 129,004
2022	189,093	120,778
2023	166,671	112,706
2024	144,205	99,018
2025		86,304
Thereafter	522,553
Thereafter		341,118
Total	$ 1,294,176	$ 888,928